Borrowings and Debt Securities - Schedule of Changes in Borrowings and Debt Securities (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes In Borrowings and Debt Securities [Line Items]
Beginning balance	₩ 120,605,365
Ending balance	133,631,830	₩ 120,605,365
Borrowings and debt securities
Changes In Borrowings and Debt Securities [Line Items]
Beginning balance	120,605,365	80,529,513
Cash flows	12,692,924	39,193,816
Effect of exchange rate fluctuations	335,353	906,877
Others	(1,812)	(24,841)
Ending balance	₩ 133,631,830	₩ 120,605,365